Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries
Note 9 - Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries

(a)	Acquisition of Boca

On December 28, 2015, SGOCO International entered into a Share Sale and Purchase Agreement (the "SPA") with Richly Conqueror Limited (the "Vendor") pursuant to which SGOCO International will acquire all of the issued share capital of Boca International Limited, a company incorporated in Hong Kong (“Boca”). Total consideration of the Sale Shares includes $52 million in cash, plus up to 19.9% new shares in SGOCO (as enlarged by the issuance). In December 2015, the Company paid a $52 million refundable deposit to the Vendor.

Boca is principally engaged in environmental protection, energy saving technologies, equipment development and applications. Its business involves production and sales of phase change thermal energy storage materials as well as central air conditioning cooling and heating system application engineering.

The Company and Richly Conqueror Limited entered into a supplemental agreement on February 29, 2016, pursuant to which SGOCO International agreed to issue 1,162,305 ordinary shares of the Company to the Vendor on or before March 15, 2016 and both parties confirmed the closing date of the transaction shall be March 31, 2016. The shares were issued on March 7, 2016, and the fair value of the shares was $3.51 per share on the closing date, March 31, 2016.

After the completion of the acquisition, Boca became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Net liabilities acquired (including cash of $1 and other loan of $332 (Note 17))	$(337)
Amortizable intangible assets (i)
Backlog contract (Note 11)	372
Proprietary technology (Note 11)	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.

The transaction resulted in a purchase price allocation of $36,504 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of Boca and the synergies expected from the combined operations of Boca and the Company, the assembled workforce and their knowledge and experience in provision of products and projects utilizing “green” energy technologies. The total amount of the goodwill acquired is not deductible for tax purposes.

Boca has not generated any material revenues for the year ended December 31, 2018 and 2017 as the Company is still negotiating with its customers about the project execution and delivery. The Company is expecting Boca to generate more revenues when it starts to execute its performance obligations under the contracts with its customers in the second quarter of 2019.

After June 7, 2018, the Company’s effective equity interest in Boca was reduced to
51.1%
after the completion of the transfer of a 48.9% interest in Boca International Limited to Ms. Leung (Note 1).

(b)	Potential Acquisition of Sola Green

On December 22, 2015, the Company signed a memorandum of understanding (“MOU”) to acquire all of the issued share capital of Sola Green Technologies Limited, a company incorporated in Hong Kong (“Sola Green”), for a purchase price of $40 million in form of cash or new shares in SGOCO, subject to satisfactory due diligence and customary purchase price adjustments. In December 2015, a refundable deposit of $34 million was paid to the shareholders of Sola Green. On March 1, 2016, an extension of the MOU was signed pursuant to which both parties originally expected that the definitive agreements would be executed and the transaction would be closed by June 30, 2016.  The completion of the transaction is dependent on the completion of due diligence. Both parties had spent significant amount of time and efforts in the due diligence in 2016 but were unable to complete the process with satisfaction to both parties.

On November 20, 2016, the Company sent an official notice to the Seller to terminate the due diligence process and requested full refund of the deposit paid to the Seller. On November 30, 2016, the Company received full deposit back from the Seller.

Sola Green invests and develops energy-saving glass coating.

(c)	Acquisition of Century Skyway

On December 27, 2016, the Company signed a memorandum of understanding (“MOU”) to acquire all of the issued share capital of Century Skyway Limited (“CSL”), a company incorporated in Hong Kong, for a purchase price of $35 million in form of cash or new shares in SGOCO, subject to satisfactory due diligence and customary purchase price adjustments. In December 2016, a refundable deposit of $32 million was paid to the owner of CSL.

CSL is principally engaged in Virtual Reality (“VR’) device and technologies research and development. Its development center and main researchers are in Shenzhen China. CSL’s R&D team has extensive experience and expertise in the VR industry. The R&D team cooperated with Razer to develop Open-Source Virtual Reality ("OSVR") product aimed on VR-Gaming. The OSVR product attended the 2017 US CES exhibition in Las Vegas in January, 2017.

 CSL develops VR technology and applies them on VR device. CSL’s VR technology applies on VR Head-mounted display ("HMD") which can reduce the number of cables needed for a VR signal/data link between HMD and the source unit. It also uses ultrasound to calibrate VR devices’ attitude without user’s intervention.

The Company and Full Linkage Limited entered into a Share Sale and Purchase Agreement on April 28, 2017, pursuant to which SGOCO International agreed to pay $32.6 million and issue 1.5 million newly issued ordinary shares of the Company to the Vendor on or before May 15, 2017. The shares were issued on May 4, 2017, and the fair value of the shares was $1.55 per share on the closing date, May 10, 2017.

After the completion of the acquisition, CSL became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, May 10, 2017.

Net liabilities acquired (including cash of $1 and accrued liabilities of $ 68 )	$(67)
Amortizable intangible assets
Technologies	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

The transaction resulted in a purchase price allocation of $20,230 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of CSL and the synergies expected from the combined operations of CSL and the Company, the assembled workforce and their knowledge and experience in provision of products and projects utilizing VR technologies. The total amount of the goodwill acquired is not deductible for tax purposes.

On June 5, 2017, CSL incorporated a wholly foreign owned subsidiary, Shen Zhen Provizon Technology Co., Limited, for the development of VR technology and application of these technologies on VR device in China.  CSL and Shen Zhen Provizon Technology Co., Limited have not generated revenues for the years ended December 31, 2018 and 2017. The Company took more time to commercialize the VR products than expected.

After June 7, 2018, the Company’s effective equity interest in Boca was reduced to 51% after the completion of the transfer of a 49% interest in CSL to Ms. Leung (Note 1).

In the fourth quarter of 2018, management committed a plan to dispose of its remaining
51% equity interests in CSL and initiated efforts to locate buyers. On April 25, 2019, the Company entered into a Letter of Intent (the “LOI”) to sell to another individual, Ho Pui Lung (the “Purchaser”) 5,100 shares in the share capital of CSL, at a consideration of HK$99.45 million ($12.75 million) ( Note 3).

(d)	Acquisition of Giant Connection Limited

On December 22, 2017, Giant Connection Limited, a wholly-owned subsidiary of SGOCO, completed the acquisition of Giant Credit Limited (“GCL”) contemplated by the Share Exchange Agreement entered into by Luk Lai Ching Kimmy (as vendor) and the Company in consideration for
HK$19.6 million ($2.4 million), which was satisfied by the allotment and issuance of
2,220,283
ordinary shares of the Company. GCL holds a Money Lenders License and engages in money lending business in Hong Kong. The fair value of the shares was
$1.06
per share on December 26, 2017.

After the completion of the acquisition, GCL became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, December 22, 2017.

Net assets acquired (including cash of $943, loan receivables of $670, interest receivables of $6, property, plant and equipment of $508 and income tax payable of $ 14 )	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
— share-based consideration	$2,354
Total	$2,354

The transaction resulted in a purchase price allocation of $248 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of GCL and the synergies expected from the combined operations of GCL and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.

(e)	Acquisition of Paris Sky Limited

On June 7, 2018, the Company’s wholly-owned subsidiary, Giant Connection Limited closed a Share Exchange Agreement for the entire issued share capital of Paris Sky Limited, whose then sole shareholder and sole director were Leung Iris Chi Yu (“Ms. Leung”) and Luk Lai Ching Kimmy (see (d) above, respectively. In consideration for (1) the allotment of 3,889,050 ordinary shares of the Company to Leung Iris Chi Yu (“Ms. Leung”), at an initial agreed value of HK$30,334,590 ($3.9 million), the fair value of the 3,889,050 ordinary shares was $4.8 million, which was calculated based on the stock price of $1.23 per share on June 7, 2018, (2) the transfer of a 49% interest in CSL at an agreed value of HK$126,126,000 ($16.2 million), (3) the transfer of a 48.9% interest in Boca at an agreed value of HK$184,842,000 ($23.7 million), and (4) the issuance of a promissory note to Ms. Leung in the principal amount of HK$27,103,410 ($3.5 million), bearing a 8% interest per annum, by Giant Connection Limited, the Company acquired 100% of the issued share capital of Paris Sky Limited, an investment holding company which, through its wholly owned subsidiary, First Asia Tower Limited, owns a property located at No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories, Hong Kong. The Company repaid the promissory note in full on August 22, 2018.

As 99.9% of t
he fair value of the gross assets acquired is concentrated in the leasehold property, the acquisition of Paris Sky Limited is considered an asset acquisition.

Net assets acquired
Property, plant and equipment*	$52,994
Allowance on guarantee	(817)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $ 4 )	1,833
Deferred tax assets	116
Deferred tax liabilities	(5,998)
Total	$48,128

Total purchase price comprised of:
— share-based consideration	$4,784
— 48.9% interest in Boca	23,699
— 49% interest in CSL	16,170
— promissory note	3,475
Total	$48,128

*	Property, plant and equipment acquired included leasehold land and buildings with a value of $
53.0
million at the date of acquisition which are pledged against the banking facilities of HK$
215.32
million ($
27.61
million) of a company beneficially owned by Kimmy Lai Ching Luk (see (d) above). The property pledge (allowance on guarantee) was valued on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).

(f)	Acquisition of Vision Lane

On October 3, 2018, the Company signed a letter of intent (“LOI”) to acquire all of the issued share capital of Vision Lane, a company incorporated in British Virgin Island and engages in property investment in Hong Kong. Vision Lane owns all of the issued share capital of First Asia Finance Limited, a company incorporated in Hong Kong. First Asia Finance Limited holds a Money Lenders License and engages in money lending business in Hong Kong.

On December 31, 2018, a refundable deposit of $6.4 million was paid to the owner of Vision Lane Limited.

On February 5, 2019, the Company’s wholly-owned subsidiary, Paris Sky Limited entered into a Share Exchange Agreement for the entire issued share capital of Vision Lane for an initial consideration of
 $12,428,205
to be satisfied by (1) the allotment of
4,519,347
ordinary shares of the Company to Kwok Man Yee Elvis, at
$1.10
per share and (2) the payment of $
7.5
million in cash. The fair value of the
4,519,347
ordinary shares was $
5.2
million, which was calculated based on the stock price of
$1.16
per share on March 8, 2019, and the final consideration was $
12.7
million.

After the completion of the acquisition, Vision Lane Limited and First Asia Finance Limited became wholly owned subsidiaries of the Company.

The following table sets forth the Company’s best estimate of fair value of the assets acquired and the liabilities assumed. The Company is in the process of obtaining a third-party valuation for the assets acquired and liabilities assumed, and will refine fair value estimates when the valuation is completed using the balances as of the closing date, March 12, 2019.

Net assets acquired (including cash of $1,122, loan receivables of $7,495, interest receivables of $151, property, plant and equipment of $1,095, other receivables of $20, account payables of $30, other payables of $607 and income tax payable of $ 81 )	$9,165
Goodwill	3,658
Deferred tax liabilities	(124)
Total	$12,699

Total purchase price comprised of:
– cash consideration	$7,457
– share-based consideration	5,242
Total	$12,699

The transaction resulted in a purchase price allocation of $3,658 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of Vision Lane and the synergies expected from the combined operations of Vision Lane and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.